American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
February 28, 2022

Non-U.S. Intrinsic Value - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Brazil — 4.7%
Banco Bradesco SA	4,448,179	14,649,223
Banco do Brasil SA	2,199,600	14,778,741
		29,427,964
Canada — 1.1%
Linamar Corp.	138,256	7,219,854
China — 9.9%
Alibaba Group Holding Ltd.(1)	1,112,700	14,647,442
Autohome, Inc., ADR	240,679	7,362,371
Baidu, Inc., Class A(1)	778,500	14,694,829
JD.com, Inc., Class A(1)	180,764	6,456,786
Tencent Holdings Ltd.	354,200	19,113,096
		62,274,524
France — 11.3%
Atos SE	119,940	4,261,276
BNP Paribas SA	241,472	14,011,297
Publicis Groupe SA	248,667	16,502,963
Sanofi	251,229	26,261,596
Sanofi, ADR	194,195	10,185,528
		71,222,660
Germany — 11.0%
Bayerische Motoren Werke AG	316,861	30,515,987
Continental AG(1)	235,715	20,086,015
Mercedes-Benz Group AG	234,809	18,343,157
		68,945,159
Italy — 1.7%
UniCredit SpA	869,843	10,990,044
Japan — 16.5%
Alfresa Holdings Corp.	602,100	9,265,902
Haseko Corp.	421,000	5,374,025
Hazama Ando Corp.	359,700	2,897,334
Mitsubishi UFJ Financial Group, Inc.	3,150,800	19,342,709
Mizuho Financial Group, Inc.	1,021,900	13,467,745
Nissan Motor Co. Ltd.(1)	2,801,600	13,361,362
Sumitomo Mitsui Financial Group, Inc.	379,300	13,450,832
Sumitomo Rubber Industries Ltd.	597,300	5,779,588
Takeda Pharmaceutical Co. Ltd.	521,100	15,888,493
Token Corp.	33,200	2,629,686
Yamazen Corp.	202,600	1,815,887
		103,273,563
Mexico — 1.3%
Fibra Uno Administracion SA de CV	7,153,102	8,018,906
Netherlands — 1.4%
Aegon NV	1,727,071	8,531,372
Russia — 1.6%
MMC Norilsk Nickel PJSC	76,933	9,973,027
South Korea — 1.6%
Hyundai Mobis Co. Ltd.	52,195	9,800,445
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	1,522,843	9,036,130

Indra Sistemas SA(1)	580,284	6,672,152
		15,708,282
Switzerland — 4.8%
Credit Suisse Group AG	2,128,407	17,829,889
Novartis AG	138,519	12,174,629
		30,004,518
Turkey — 2.5%
Turkiye Sise ve Cam Fabrikalari AS	17,811,612	15,916,691
United Kingdom — 22.5%
AstraZeneca plc, ADR	601,036	36,591,072
BAE Systems plc	309,559	2,972,073
Barclays plc	9,312,821	22,756,428
Capita plc(1)	4,614,391	1,727,978
GlaxoSmithKline plc	1,573,689	32,817,918
Standard Chartered plc (London)	1,504,970	10,725,319
Taylor Wimpey plc	9,319,453	18,692,827
WPP plc	1,074,083	15,106,857
		141,390,472
TOTAL COMMON STOCKS (Cost $574,387,357)		592,697,481
EXCHANGE-TRADED FUNDS — 1.9%
iShares MSCI EAFE Value ETF (Cost $12,452,997)	242,216	12,098,689
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	105,448	105,448
Repurchase Agreements — 3.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $5,822,554) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $5,691,072)		5,691,067
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $15,479,612) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $15,176,008)		15,176,000
		20,867,067
TOTAL SHORT-TERM INVESTMENTS (Cost $20,972,515)		20,972,515
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $607,812,869)		625,768,685
OTHER ASSETS AND LIABILITIES — 0.3%		1,995,553
TOTAL NET ASSETS — 100.0%		$627,764,238

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.0%
Consumer Discretionary	24.3%
Health Care	22.7%
Communication Services	11.6%
Industrials	3.8%
Information Technology	2.1%
Materials	1.6%
Real Estate	1.3%
Exchange-Traded Funds	1.9%
Short-Term Investments	3.4%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	7,362,371	54,912,153	—
France	10,185,528	61,037,132	—
United Kingdom	36,591,072	104,799,400	—
Other Countries	—	317,809,825	—
Exchange-Traded Funds	12,098,689	—	—
Short-Term Investments	105,448	20,867,067	—
	66,343,108	559,425,577	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.